Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net [Abstract]
Impairment loss robots-related intangible assets	$ 603,677
Impairment loss cash management related intangible assets		$ 188,797